UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Suite 203, Lagoon Court, Sandyport
          P.O. Box N-1717
          Nassau C5
          Attention: S. Nicholas Walker

13F File Number:  000-24464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     S. Nicholas Walker
Title:    Managing Member
Phone:    (242) 502-3350

Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York        August 7, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $193,801
                                   (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                    York Asset Management Limited
                                                            June 30, 2007
                                                               VALUE    SHRS OR SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X1000)   PRN AMT PRN CALL   DISCRETION   MANGS   SOLE    SHARED NONE
21ST CENTY INS GROUP           COM                90130N103     57400    1,255               SOLE         0       57400   0     0
ALLEGHENY ENERGY INC           COM                017361106    269000   13,918               SOLE         0      269000   0     0
AMERICAN REAL ESTATE PARTNR    DEPOSITRY UNIT     029169109     69750    7,096               SOLE         0       69750   0     0
AQUILA INC                     COM                03840P102    519800    2,126               SOLE         0      519800   0     0
BERKSHIRE HATHAWAY INC DEL     CL B               084670207       194      699               SOLE         0         194   0     0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH     112585104     58200    2,322               SOLE         0       58200   0     0
CBOT HLDGS INC                 CL A               14984K106     10830    2,237               SOLE         0       10830   0     0
CENTERPOINT ENERGY INC         COM                15189T107    645400    9,800               SOLE         0      563200   0     0
CMS ENERGY CORP                COM                125896100     77650    1,336               SOLE         0       77650   0     0
CNOOC LTD                      SPONSORED ADR      126132109     10780    1,226               SOLE         0       10780   0     0
CRONOS GROUP S A               SHS                L20708100   1336222   21,112               SOLE         0     1336222   0     0
ECOLLEGE COM                   COM                27887E100    561307   12,489               SOLE         0      561307   0     0
EL PASO CORP                   COM                28336L109    581000   10,011               SOLE         0      581000   0     0
FIELDSTONE INVT CORP           COM                31659U300   1742419    6,342               SOLE         0     1742419   0     0
FLORIDA ROCK INDS INC          COM                341140101    162100   10,942               SOLE         0      162100   0     0
GENCORP INC                    COM                368682100    256100    3,347               SOLE         0      256100   0     0
HILLENBRAND INDS INC           COM                431573104     18300    1,190               SOLE         0       18300   0     0
HUANENG PWR INTL INC           SPON ADR H SHS     443304100     17470      811               SOLE         0       17470   0     0
INTERCONTINENTALEXCHANGE INC   COM                45865V100      8700    1,286               SOLE         0        8700   0     0
INTL SECS EXCHANGE HLDGS INC   CL A               46031W204    157080   10,265               SOLE         0      157080   0     0
KOREA ELECTRIC PWR             SPONSORED ADR      500631106    103400    2,264               SOLE         0      103400   0     0
LABRANCHE & CO INC             COM                505447102    258300    1,906               SOLE         0      258300   0     0
LEUCADIA NATL CORP             COM                527288104     58100    2,048               SOLE         0       58100   0     0
MIRANT CORP NEW                COM                60467R100     86168    3,675               SOLE         0       86168   0     0
NASDAQ STOCK MARKET INC        COM                631103108    107600    3,197               SOLE         0      107600   0     0
NATIONAL WESTN LIFE INS CO     CL A               638522102      2201      557               SOLE         0        2201   0     0
NYSE EURONEXT                  COM                629491101     86299    6,353               SOLE         0       86299   0     0
PG&E CORP                      COM                69331C108     42900    1,943               SOLE         0       42900   0     0
PIONEER COS INC                COM NEW            723643300    458400   15,755               SOLE         0      458400   0     0
QUANTA SVCS INC                COM                74762E102    208550    6,396               SOLE         0      208550   0     0
REED ELSEVIER P L C            SPONSORED ADR      758205108     26700    1,380               SOLE         0       26700   0     0
RELIANT ENERGY INC             COM                75952B105    228800    6,967               SOLE         0      228800   0     0
SIERRA PAC RES NEW             COM                826428104    451900    7,935               SOLE         0      451900   0     0
STUDENT LN CORP                COM                863902102      6150    1,254               SOLE         0        6150   0     0
TEMPLE INLAND INC              COM                879868107     16300    1,003               SOLE         0       16300   0     0
TEXAS PAC LD TR                SUB CTF PROP I T   882610108     18580    5,713               SOLE         0       18580   0     0
THOMAS WEISEL PARTNERS GRP I   COM                884481102     43100      718               SOLE         0       43100   0     0
TXU CORP                       COM                873168108      8300      559               SOLE         0        8300   0     0
VAN DER MOOLEN HLDG N.V.       SPONSORED ADR      921020103     54000      271               SOLE         0       54000   0     0
WELLSFORD REAL PPTYS INC       COM NEW            950240200     23600      214               SOLE         0       23600   0     0
WILLIAMS COS INC DEL           COM                969457100     77500    2,451               SOLE         0       77500   0     0

SK 22055 0001 799776